Annual Total Returns - Fidelity® Stock Selector Large Cap Value Fund [BarChart] - 01.31 Fidelity Stock Selector Large Cap Value Fund Retail PRO-11 - Fidelity® Stock Selector Large Cap Value Fund - Fidelity Stock Selector Large Cap Value Fund-Retail Class
Apr. 01, 2022
Bar Chart Table:
Annual Return 2012	16.25%
Annual Return 2013	32.24%
Annual Return 2014	13.46%
Annual Return 2015	(3.80%)
Annual Return 2016	16.02%
Annual Return 2017	12.33%
Annual Return 2018	(9.18%)
Annual Return 2019	24.63%
Annual Return 2020	4.15%
Annual Return 2021	25.69%